EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT COMPANY - SHARE-BASED PAYMENTS (Details)	12 Months Ended
Dec. 31, 2017
Performance Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance based vesting conditions	For the Time RSU, the Management has made the following assumptions regarding the service conditions: The 2016 Grant: • For the first, second and third year, it is expected that 80% of the holders of the Time RSUs will meet the service condition for three years. The 2017 Grant: • For the first, second and third year, it is expected that 80% of the holders of the Time RSUs will meet the service condition for three years.